UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G
OF THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
[_]	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _________ to __________.
Date of Report (Date of earliest event reported):  ___________
Commission File Number of securitizer:  ___________
Central Index Key Number of securitizer:  ___________

(Name and telephone number, including area code, of the person to contact in connection with this filing)
Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1): [_]
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i): [_]
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii): [_]

[X]    Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2).
Central Index Key Number of originator:  0001690922
Elm 2020-4 Trust
(Exact name of issuing entity as specified in its charter)
Central Index Key Number of issuing entity (if applicable):  not applicable
Central Index Key Number of underwriter (if applicable):  not applicable
Barry Spatzer – (301) 263-7982
(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED IN THE REPORT
PART I:  REPRESENTATION AND WARRANTY INFORMATION
N/A
PART II:  FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS
Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer
See Report of Independent Accountants on Applying Agreed-Upon Procedures, dated October 8, 2020, of Ernst & Young LLP, attached as Exhibit 99.1 to this report.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
Date: October 8, 2020
MidCap Financial Trust
(Originator)

By:  MidCap Financial Holdings Trust,
 its Principal Trustee

By:  MidCap FinCo Designated Activity Company,
 its Principal Trustee

By:  /s/ Brian J. Goggin
Name:  Brian J. Goggin
Title:    Director

EXHIBIT INDEX
Exhibit Number	Description
Exhibit 99.1	Report of Independent Accountants on Applying Agreed-Upon Procedures, dated October 8, 2020, of Ernst & Young LLP.